Securities - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 12,904	$ 12,280	$ 11,611
FVOCI Securities	68,668	66,696	62,440
Amortized cost	7,881	$ 7,272	6,485
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	2,897		2,828
Designated at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	10,007		8,783
Allowance for credit losses on securities [member]
Disclosure of financial assets [line items]
FVOCI Securities	3		2
Amortized cost	$ 1		$ 1